Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2012
0.36% - 2.06% Coupon Bonds Due 2012 - 2031 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	0.36%
Debt instrument, interest rate, stated percentage rate range, maximum	2.06%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2031
0.49% Floating Rate Bond Due 2022 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, maximum	0.49%
Debt instrument, maturity date range, end	2022
2.15% (Weighted Average) Loans Due 2012 - 2029 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.15%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2029
1.35% (Weighted Average) Loans Due 2012 - 2032 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.35%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2032
0.53% (Weighted Average) Floating Rate Loans Due 2012 - 2022 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.53%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2022
1.88% - 2.25% Swiss Franc Bonds Due 2012 - 2013 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	1.88%
Debt instrument, interest rate, stated percentage rate range, maximum	2.25%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2013
2.50% (Weighted Average) U.S. Dollar Loans Due 2012 - 2019 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.50%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2019
0.79% (Weighted Average) U.S. Dollar Floating Rate Loans Due 2012 - 2027 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.79%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2027
17.37% (Weighted Average) South African Rand Loans Due 2012 - 2018 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	17.37%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2018
Other Loans Due 2012 - 2030 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2030